Note 5 - Long-lived Assets (Tables)	3 Months Ended
Mar. 31, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	March 31, 2022	December 31, 2021
Equipment	$205	$200
Software	248	247
	453	447
Accumulated depreciation	(48)	(38)
	$405	$409